AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.1%
Financials – 24.7%
Banks – 16.0%
Bank Leumi Le-Israel BM	1,148,052	$9,805,245
DBS Group Holdings Ltd.	681,700	15,770,017
KBC Group NV	107,980	5,124,081
Mitsubishi UFJ Financial Group, Inc.	1,844,000	8,353,555
Nordea Bank Abp	747,938	6,401,025
Oversea-Chinese Banking Corp., Ltd.	1,942,080	15,913,185
Royal Bank of Canada	173,723	15,641,169
Toronto-Dominion Bank (The)	169,906	10,420,557

		87,428,834

Capital Markets – 3.8%
IG Group Holdings PLC	505,625	4,285,055
London Stock Exchange Group PLC	49,862	4,210,791
Partners Group Holding AG	5,219	4,200,171
Singapore Exchange Ltd.	1,269,300	8,327,090

		21,023,107

Diversified Financial Services – 0.8%
Eurazeo SE	87,670	4,574,743

Insurance – 4.1%
Admiral Group PLC	201,640	4,283,566
NN Group NV	196,650	7,648,494
Sampo Oyj-Class A	238,737	10,192,071

		22,124,131

		135,150,815

Health Care – 13.6%
Health Care Equipment & Supplies – 0.5%
ConvaTec Group PLC(a)	1,163,500	2,644,138

Health Care Providers & Services – 2.0%
Galenica AG(a)	153,517	11,116,876

Pharmaceuticals – 11.1%
Novartis AG (REG)	90,682	6,913,323
Novo Nordisk A/S - Class B	187,810	18,709,220
Roche Holding AG (Genusschein)	69,212	22,530,774
Sanofi	162,995	12,411,502

		60,564,819

		74,325,833

Communication Services – 11.8%
Diversified Telecommunication Services – 8.2%
BCE, Inc.	195,891	8,213,709
Deutsche Telekom AG (REG)	239,500	4,076,691
HKT Trust & HKT Ltd. - Class SS	7,733,000	9,056,990
Nippon Telegraph & Telephone Corp.	548,600	14,797,012
Telstra Corp. Ltd.	1,875,786	4,631,746
TELUS Corp.	219,910	4,366,838

		45,142,986

Entertainment – 1.5%
GungHo Online Entertainment, Inc.	352,900	5,421,106

Company	Shares	U.S. $ Value

Ubisoft Entertainment SA(b)	96,509	$2,652,311

		8,073,417

Interactive Media & Services – 2.1%
Auto Trader Group PLC(a)	1,359,628	7,710,544
Kakaku.com, Inc.(c)	224,600	3,806,113

		11,516,657

		64,733,060

Industrials – 10.6%
Air Freight & Logistics – 0.6%
Kuehne & Nagel International AG (REG)	14,691	2,991,557

Building Products – 0.9%
Assa Abloy AB - Class B	261,213	4,894,102

Commercial Services & Supplies – 0.6%
Secom Co., Ltd.	59,500	3,392,637

Electrical Equipment – 0.8%
Schneider Electric SE (Paris)	37,923	4,283,432

Professional Services – 6.5%
Experian PLC	54,050	1,582,184
Meitec Corp.	366,800	5,803,590
RELX PLC	588,496	14,380,341
Wolters Kluwer NV	142,395	13,865,515

		35,631,630

Road & Rail – 1.2%
Canadian National Railway Co.	63,064	6,810,647

		58,004,005

Information Technology – 10.4%
IT Services – 3.7%
Capgemini SE	67,187	10,756,675
Nomura Research Institute Ltd.(c)	156,500	3,822,236
Otsuka Corp.	181,100	5,648,036

		20,226,947

Semiconductors & Semiconductor Equipment – 1.5%
ASML Holding NV	7,190	2,978,666
Taiwan Semiconductor Manufacturing Co., Ltd.	392,000	5,196,114

		8,174,780

Software – 5.2%
Constellation Software, Inc./Canada	10,359	14,414,110
Nice Ltd.(b)	14,118	2,656,635
NortonLifeLock, Inc.	33,179	668,225
Open Text Corp.	111,840	2,956,006
Oracle Corp. Japan	67,500	3,577,843
SAP SE	55,772	4,545,148

		28,817,967

		57,219,694

Company	Shares	U.S. $ Value

Consumer Staples – 8.7%
Beverages – 0.9%
Diageo PLC	119,041	$5,010,855

Food & Staples Retailing – 3.3%
Jeronimo Martins SGPS SA	345,296	6,430,593
Koninklijke Ahold Delhaize NV	469,678	11,963,378

		18,393,971

Food Products – 1.8%
Nestle SA (REG)	52,249	5,651,112
Salmar ASA	125,705	4,237,049

		9,888,161

Tobacco – 2.7%
Philip Morris International, Inc.	70,370	5,841,414
Swedish Match AB	893,792	8,841,151

		14,682,565

		47,975,552

Energy – 5.7%
Oil, Gas & Consumable Fuels – 5.7%
Equinor ASA	508,113	16,756,922
Shell PLC	586,448	14,548,561

		31,305,483

Consumer Discretionary – 5.0%
Hotels, Restaurants & Leisure – 0.6%
Compass Group PLC	165,942	3,304,307

Household Durables – 0.5%
Sony Group Corp.	40,700	2,621,669

Internet & Direct Marketing Retail – 1.0%
ZOZO, Inc.	277,400	5,552,893

Leisure Products – 1.8%
Bandai Namco Holdings, Inc.	154,600	10,075,017

Textiles, Apparel & Luxury Goods – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	6,410	3,779,174
Pandora A/S	43,570	2,037,607

		5,816,781

		27,370,667

Real Estate – 2.9%
Equity Real Estate Investment Trusts (REITs) – 2.4%
Link REIT	560,700	3,913,972
Merlin Properties Socimi SA	433,515	3,345,074
Nippon Building Fund, Inc.	1,291	5,681,019

		12,940,065

Real Estate Management & Development – 0.5%
Daito Trust Construction Co., Ltd.	30,500	2,853,040

		15,793,105

Company	Shares	U.S. $ Value

Utilities – 1.0%
Electric Utilities – 1.0%
EDP - Energias de Portugal SA	311,170	$1,350,482
Enel SpA	982,043	4,027,579

		5,378,061

Materials – 0.7%
Metals & Mining – 0.7%
Rio Tinto Ltd.	67,196	4,064,846

Total Common Stocks (cost $543,066,924)		521,321,121

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(d) (e) (f) (cost $17,429,472)	17,429,472	17,429,472

Total Investments Before Security Lending Collateral for Securities Loaned – 98.3% (cost $560,496,396)		538,750,593

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(d) (e) (f) (cost $818,836)	818,836	818,836

Total Investments – 98.5% (cost $561,315,232)(g)		539,569,429

Other assets less liabilities – 1.5%		8,229,966

Net Assets – 100.0%		$547,799,395

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Futures	134	December 2022	$11,126,020	$(1,296,450)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	2,464	AUD	3,577	10/20/2022	$(175,358)
Bank of America, NA	CAD	1,762	USD	1,351	10/27/2022	75,607
Bank of America, NA	USD	9,065	GBP	7,939	11/17/2022	(193,978)
Bank of America, NA	JPY	547,119	USD	3,860	12/02/2022	55,801

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,496	JPY	214,991	12/02/2022	$(1,609)
Bank of America, NA	USD	45,608	EUR	47,213	12/08/2022	888,177
Barclays Bank PLC	AUD	2,686	USD	1,805	10/20/2022	86,245
Barclays Bank PLC	USD	1,575	JPY	218,837	12/02/2022	(53,454)
Barclays Bank PLC	SGD	45,147	USD	32,237	12/07/2022	777,925
BNP Paribas SA	CAD	1,555	USD	1,198	10/27/2022	72,234
BNP Paribas SA	USD	858	CAD	1,126	10/27/2022	(42,494)
BNP Paribas SA	NOK	200,856	USD	19,503	12/01/2022	1,035,115
BNP Paribas SA	GBP	751	USD	830	11/17/2022	(9,168)
Brown Brothers Harriman & Co.	CAD	3,291	USD	2,506	10/27/2022	123,326
Brown Brothers Harriman & Co.	USD	5,061	CAD	6,683	10/27/2022	(222,836)
Brown Brothers Harriman & Co.	GBP	2,252	USD	2,642	11/17/2022	125,501
Brown Brothers Harriman & Co.	AUD	8,070	USD	5,376	10/20/2022	212,843
Brown Brothers Harriman & Co.	GBP	1,730	USD	1,888	11/17/2022	(44,810)
Brown Brothers Harriman & Co.	JPY	455,721	USD	3,185	12/02/2022	16,144
Brown Brothers Harriman & Co.	SGD	2,281	USD	1,598	12/07/2022	8,393
Brown Brothers Harriman & Co.	USD	825	SGD	1,185	12/07/2022	798
Brown Brothers Harriman & Co.	EUR	4,557	USD	4,447	12/08/2022	(41,136)
Citibank, NA	ILS	37,664	USD	10,996	10/19/2022	419,814
Citibank, NA	USD	878	ILS	3,019	10/19/2022	(30,636)
Citibank, NA	TWD	156,089	USD	5,259	10/21/2022	355,369
Citibank, NA	CAD	77,782	USD	60,314	10/27/2022	4,009,344
Credit Suisse International	USD	1,434	NOK	15,338	12/01/2022	(23,889)
Deutsche Bank AG	USD	1,643	CAD	2,143	10/27/2022	(92,137)
Goldman Sachs Bank USA	AUD	1,942	USD	1,262	10/20/2022	19,957
Goldman Sachs Bank USA	USD	1,006	CAD	1,303	10/27/2022	(62,807)
Goldman Sachs Bank USA	USD	1,288	GBP	1,131	11/17/2022	(24,522)
Goldman Sachs Bank USA	CHF	1,152	USD	1,173	12/07/2022	(1,765)
HSBC Bank USA	ILS	4,159	USD	1,286	10/19/2022	118,124
HSBC Bank USA	USD	1,929	ILS	6,877	10/19/2022	1,692
HSBC Bank USA	USD	874	ILS	2,893	10/19/2022	(61,472)
HSBC Bank USA	CAD	1,591	USD	1,157	10/27/2022	5,611
JPMorgan Chase Bank, NA	CAD	2,230	USD	1,737	10/27/2022	122,462
JPMorgan Chase Bank, NA	USD	1,176	CAD	1,529	10/27/2022	(69,183)
JPMorgan Chase Bank, NA	USD	1,869	GBP	1,620	11/17/2022	(58,680)
JPMorgan Chase Bank, NA	USD	2,255	JPY	319,312	12/02/2022	(35,035)
Morgan Stanley Capital Services LLC	AUD	2,306	USD	1,565	10/20/2022	89,413
Morgan Stanley Capital Services LLC	USD	1,151	AUD	1,717	10/20/2022	(52,853)
Morgan Stanley Capital Services LLC	CAD	5,698	USD	4,370	10/27/2022	245,179
Morgan Stanley Capital Services LLC	EUR	2,399	USD	2,305	11/09/2022	(51,945)
Morgan Stanley Capital Services LLC	GBP	740	USD	858	11/17/2022	30,867
Morgan Stanley Capital Services LLC	USD	2,075	GBP	1,910	11/17/2022	59,137
Morgan Stanley Capital Services LLC	USD	823	NOK	8,855	12/01/2022	(9,130)
Morgan Stanley Capital Services LLC	JPY	141,339	USD	984	12/02/2022	1,688
Morgan Stanley Capital Services LLC	USD	886	JPY	124,329	12/02/2022	(21,450)
Royal Bank of Scotland PLC	CAD	3,279	USD	2,549	10/27/2022	175,284

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	12,427	GBP	10,457	11/17/2022	$(742,877)
UBS AG	USD	43,183	AUD	62,510	10/20/2022	(3,191,168)
UBS AG	CAD	3,001	USD	2,329	10/27/2022	156,199
UBS AG	USD	43,651	JPY	6,179,255	12/02/2022	(690,527)
UBS AG	USD	4,429	CHF	4,330	12/07/2022	(12,337)

						$3,270,993

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $21,471,558 or 3.9% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,010,537 and gross unrealized depreciation of investments was $(72,781,797), resulting in net unrealized depreciation of $(19,771,260).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

EAFE – Europe, Australia, and Far East

MSCI – Morgan Stanley Capital International

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

September 30, 2022 (unaudited)

15.1%	Japan
11.7%	Canada
11.5%	United Kingdom
7.4%	Singapore
6.8%	Netherlands
6.3%	France
6.2%	United States
5.7%	Switzerland
3.9%	Denmark
3.9%	Norway
3.1%	Finland
2.6%	Sweden
2.4%	Hong Kong
10.2%	Other
3.2%	Short-Term Investments

100.0%	Total Investments

[1]

All data are as of September 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.3% or less in the following: Australia, Belgium, Germany, Israel, Italy, Portugal, Spain and Taiwan.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$26,061,726	$109,089,089		$-0-	$135,150,815
Health Care	-0-	74,325,833		-0-	74,325,833
Communication Services	12,580,547	52,152,513		-0-	64,733,060
Industrials	6,810,647	51,193,358		-0-	58,004,005
Information Technology	18,038,341	39,181,353		-0-	57,219,694
Consumer Staples	5,841,414	42,134,138		-0-	47,975,552
Energy	-0-	31,305,483		-0-	31,305,483
Consumer Discretionary	-0-	27,370,667		-0-	27,370,667
Real Estate	-0-	15,793,105		-0-	15,793,105
Utilities	-0-	5,378,061		-0-	5,378,061
Materials	-0-	4,064,846		-0-	4,064,846
Short-Term Investments:
Investment Companies	17,429,472	-0-		-0-	17,429,472
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	818,836	-0-		-0-	818,836

Total Investments in Securities	87,580,983	451,988,446	†	-0-	539,569,429

Investments in Securities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	$-0-	$9,288,249	$-0-	$9,288,249
Liabilities
Futures	(1,296,450)	-0-	-0-	(1,296,450)
Forward Currency Exchange Contracts	-0-	(6,017,256)	-0-	(6,017,256)

Total	$86,284,533	$455,259,439	$-0-	$541,543,972

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2022 is as follows:

Fund	Market Value 6/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$22,753	$43,533	$48,857	$17,429	$93
Government Money Market Portfolio*	-0-	18,354	17,535	819	1
Total				$18,248	$94

*	Investment of cash collateral for securities lending transactions.